Income Taxes (Details) - Schedule of net deferred tax asset - USD ($)	Dec. 31, 2020	Dec. 31, 2019
Schedule of net deferred tax asset [Abstract]
Net operating loss carryforward	$ 868,338	$ 490,819
Net capital loss carryforward	123,932	123,932
Total deferred tax asset before valuation allowance	992,271	614,751
Valuation allowance	(992,271)	(614,751)
Net deferred tax asset